Financial Instruments and Risk Management (Details Textual) - CHF (SFr)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 05, 2018	Jul. 19, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Drawn on term loan facility				SFr 5,000,000
Loan and Security Agreement, description	The loan matures on January 2, 2020 and bears interest at a minimum rate of 9.55% per annum, and is subject to the variability of the prime interest rate. The Company's exposure to interest rates on financial assets and financial liabilities is resulting from loan and cash at banks. As of December 31, 2017 an increase or decrease in interest rates on financial obligations by 50 basis points.
Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of increase or decrease in rate on net result		SFr 62,500	SFr 28,276
USD [Member] | Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase or decrease in rate (as a percent)		5.00%
Impact of increase or decrease in rate on net result		SFr 8,662	872,443
EUR [Member] | Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase or decrease in rate (as a percent)		5.00%
Impact of increase or decrease in rate on net result		SFr 117,320	SFr 180,595
Secured term loan facility [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Term loan facility (up to)					SFr 20,000,000.0
Drawn on term loan facility		SFr 10,126,406			SFr 12,500,000.0
Minimum [Member] | Floating interest rate [Member] | Secured term loan facility [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate per annum (as a percent)					9.55%